UNAUDITED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Total Shareholders’ equity	Share Capital	Share Premium	Share Based Payment Reserve	Warrant Reserves	Other Reserves1 [1]	Foreign currency translation reserve	Redemption Reserve	Accumulated Deficit	Non- controlling Interest
Balance at Dec. 31, 2024	$ 99,327,001	$ 89,540,492	$ 7,913	$ 185,070,706	$ 275,917,120	$ 15,017,257	$ 67,732,147	$ (15,058)	$ 280,808	$ (454,470,401)	$ 9,786,509
Changes in equity [abstract]
Issuance of shares to debenture holders	1,077,969	1,077,969	26	1,077,943
Issuance of shares on exercise of warrants	1,150	1,150		1,150		(105)	105
Warrants issued as part of senior secured bridge loan facility	5,650,000	5,650,000				5,650,000
Purchase of BHP's minority interest in KNL	(25,482,327)	(15,067,819)					(15,067,819)				(10,414,508)
Cancellation of ordinary shares	(18,620)	(18,620)		(18,620)
Change in minority interest in Lifezone Recycling US, LLC	0	(108,000)					(108,000)				108,000
Share-based payments	852,869	852,869			852,869
Total transactions with shareholders	(17,918,959)	(7,612,451)	26	1,060,473	852,869	5,649,895	(15,175,714)				(10,306,508)
Total loss for the period	(10,936,095)	(10,482,641)								(10,482,641)	(453,454)
Total other comprehensive income	261,824	261,824						261,824
Balance at Sep. 30, 2025	70,733,771	71,707,224	7,939	186,131,179	276,769,989	20,667,152	52,556,433	246,766	280,808	(464,953,042)	(973,453)
Changes in equity [abstract]
Issuance of shares to debenture holders	0
Balance at Dec. 31, 2025	72,832,755	73,831,715	8,380	190,216,537	278,038,156	20,667,152	52,556,433	162,526	280,808	(468,098,277)	(998,960)
Changes in equity [abstract]
Issuance of shares to debenture holders
Issuance of shares on vesting of RSUs	0		91	7,503,785	(7,503,876)
Issuance of shares on exercise of stock options	48,091	48,091	1	48,074	(21,870)					21,886
Expiration of stock options	0				(21,815)					21,815
Issuance of warrants	1,080,000	1,080,000				1,080,000
Registered direct offering (net of costs)	23,330,071	23,330,071	570	23,329,501
Share-based payments	4,860,171	4,860,171			4,860,171
Total transactions with shareholders	29,318,333	29,318,333	662	30,881,360	(2,687,390)	1,080,000				43,701
Total loss for the period	(13,659,962)	(13,531,995)								(13,531,995)	(127,967)
Total other comprehensive income	(126,780)	(126,780)						(126,780)
Balance at Sep. 30, 2026	$ 88,364,346	$ 89,491,273	$ 9,042	$ 221,097,897	$ 275,350,766	$ 21,747,152	$ 52,556,433	$ 35,746	$ 280,808	$ (481,586,571)	$ (1,126,927)

[1]	Other reserves include the result of transactions with non-controlling interest that do not result in a loss of control, changes in warrant reserves and share-based payments as a result of the Business Combination.